Net loss per common share - Anti-dilutive securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [line items]
Anti-dilutive securities	9,513	12,852
Stock options
Earnings per share [line items]
Anti-dilutive securities	7,822	7,591
Warrants (derivative liabilities)
Earnings per share [line items]
Anti-dilutive securities	1,691	5,261